AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 18, 2011.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 27	☒

(Check appropriate box or boxes)

PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b) of Rule 485.

☐            on [date] pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

PowerShares Active AlphaQ Fund

PowerShares Active Alpha Multi-Cap Fund

PowerShares Active Low Duration Fund

PowerShares Active Mega Cap Fund

PowerShares Active U.S. Real Estate Fund

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 18h day of March, 2011.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	March 18, 2011
Andrew Schlossberg

/s/ Bruce T. Duncan		Treasurer and Secretary	March 18, 2011
Bruce T. Duncan

*/s/ H. Bruce Bond		Chairman and Trustee	March 18, 2011
H. Bruce Bond

*/s/ Kevin M. Carome		Trustee	March 18, 2011
Kevin M. Carome

*/s/ Ronn R. Bagge		Trustee	March 18, 2011
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	March 18, 2011
Todd J. Barre

*/s/ Marc M. Kole		Trustee	March 18, 2011
Marc M. Kole

*/s/ Philip M. Nussbaum		Trustee	March 18, 2011
Philip M. Nussbaum

*/s/ Donald H. Wilson		Trustee	March 18, 2011
Donald H. Wilson

*By:	/s/ Stuart Strauss		March 18, 2011
Stuart M. Strauss Attorney-In-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase